Long-Term Debt - Additional Information (Details) € in Millions, $ in Millions			12 Months Ended
	Jul. 10, 2018 USD ($)	Apr. 06, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 AUD ($)	Dec. 31, 2018 AUD ($)	Jul. 10, 2018 EUR (€)	Apr. 25, 2018	Apr. 24, 2018	Mar. 06, 2018 USD ($)	Mar. 06, 2018 AUD ($)	Feb. 27, 2018 USD ($)	Feb. 27, 2018 AUD ($)	Dec. 31, 2017 USD ($)
Disclosure Of Long Term Debt [Line Items]
Loss on debt extinguishment			$ (147,000,000)
Carrying amount of long-term debt			5,446,958,000										$ 2,358,569,000
Percentage of aggregate principal amount	0.25%					0.25%
Loans from noncontrolling interests									$ 35,100,000	$ 47.4
Equity contribution by noncontrolling interest									$ 12,100,000	$ 15.8
Additional shareholder loan by non-controlling interest			1,800,000	$ 2.5
Loan outstanding balance			$ 36,100,000		$ 49.9
Description for repayment of term loan			The loan is non-interest bearing and repayable on the earlier of 9 years and 364 days from the date of advance and the date of completion of the 20% put-call option	The loan is non-interest bearing and repayable on the earlier of 9 years and 364 days from the date of advance and the date of completion of the 20% put-call option
BetEasy
Disclosure Of Long Term Debt [Line Items]
Percentage of equity interests acquired			18.00%		18.00%		80.00%	18.00%			62.00%	62.00%
Financial liabilities											$ 59,200,000
Loan from minority shareholders											$ 15,500,000	$ 19.7
Repayment of loan			$ 6,200,000	$ 8.2
Discharged loan from shareholder			$ 8,600,000	$ 11.5
BetEasy | Subsequent Event
Disclosure Of Long Term Debt [Line Items]
Percentage of equity interests acquired											62.00%	62.00%
Crown Bet Holdings Pty Limited | Subsequent Event
Disclosure Of Long Term Debt [Line Items]
Percentage of equity interests acquired									62.00%	62.00%	80.00%	80.00%
Stars Interactive Group
Disclosure Of Long Term Debt [Line Items]
Date of acquisition			Jul. 10, 2018	Jul. 10, 2018
Senior Notes due 2026
Disclosure Of Long Term Debt [Line Items]
Percentage added to reference rate			101.00%		101.00%
Borrowings, maturity date	July 15, 2026
Interest rate	7.00%					7.00%
Aggregate principal amount	$ 1,000,000,000
Senior notes, interest rate basis	Interest on the Senior Notes is payable semi-annually on January 15 and July 15 of each year, commencing on January 15, 2019.
Senior Notes
Disclosure Of Long Term Debt [Line Items]
Carrying amount of long-term debt			$ 980,008,000
Interest rate			7.00%		7.00%
Aggregate principal amount			$ 1,000,000,000
Carrying value of embedded derivative			17,700
Fair value of embedded derivative			11,600
USD Second Lien Term Loan
Disclosure Of Long Term Debt [Line Items]
Carrying amount of long-term debt													$ 56,632,000
Interest rate													8.69%
Aggregate principal amount													$ 95,000,000
USD Second Lien Term Loan | Stars Interactive Group
Disclosure Of Long Term Debt [Line Items]
Termination costs on debt extinguishment		$ 0
USD First Lien Term Loan | Stars Interactive Group
Disclosure Of Long Term Debt [Line Items]
Termination costs on debt extinguishment	$ 0
LIBOR
Disclosure Of Long Term Debt [Line Items]
Floor rate	0.00%					0.00%
EURIBOR
Disclosure Of Long Term Debt [Line Items]
Floor rate	0.00%					0.00%
First Lien Term Loan
Disclosure Of Long Term Debt [Line Items]
Carrying amount of long-term debt	$ 4,567,000,000
Senior Notes
Disclosure Of Long Term Debt [Line Items]
Carrying amount of long-term debt	1,000,000,000
Proceeds from issue of debt	621,800,000
Revolving Credit Facilities
Disclosure Of Long Term Debt [Line Items]
Carrying amount of long-term debt	700,000,000		0
Drawings on revolving credit facility	$ 100,000,000
Long term debt repayment date	Jul. 10, 2023
Variation in interest rate margin	3.25%					3.25%
Letter of credit issued			74,200,000
Current borrowings			625,800,000
Revolving Credit Facilities | Minimum
Disclosure Of Long Term Debt [Line Items]
Commitment fee percentage	0.25%
Revolving Credit Facilities | Maximum
Disclosure Of Long Term Debt [Line Items]
Commitment fee percentage	0.375%
USD First Lien Term Loan
Disclosure Of Long Term Debt [Line Items]
Carrying amount of long-term debt	$ 3,575,000,000
Secured debt leverage ratio	675.00%
Borrowings, maturity date	July 10, 2025
USD First Lien Term Loan | LIBOR
Disclosure Of Long Term Debt [Line Items]
Percentage added to reference rate	3.50%					3.50%
Previous Revolving Facility
Disclosure Of Long Term Debt [Line Items]
Carrying amount of long-term debt			$ 0
EUR First Lien Term Loan
Disclosure Of Long Term Debt [Line Items]
Borrowings, maturity date	July 10, 2025
EUR First Lien Term Loan | EURIBOR
Disclosure Of Long Term Debt [Line Items]
Carrying amount of long-term debt | €						€ 850
Percentage added to reference rate	3.75%					3.75%
Put-call option | Senior Notes
Disclosure Of Long Term Debt [Line Items]
Percentage added to reference rate			107.00%		107.00%
Interest rate			100.00%		100.00%
Senior notes, Redemption date			Jul. 15, 2021	Jul. 15, 2021
Put-call option | Maximum | Senior Notes
Disclosure Of Long Term Debt [Line Items]
Interest rate			40.00%		40.00%